Interests in Other Entities	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Interests in Other Entities

16. Interests in Other Entities
16.A Subsidiaries
Our principal subsidiaries are Sun Life Assurance and Sun Life Global Investments Inc. Sun Life Assurance is our principal operating insurance company and holds our insurance operations in Canada, the U.S., the UK, the Philippines, Hong Kong, Indonesia and Vietnam. These insurance operations are operated directly by Sun Life Assurance or through other subsidiaries. Sun Life Global Investments Inc. is a non-operating holding company that holds our asset management businesses, including MFS and the group of companies under SLC Management.

We are required to comply with various regulatory capital and solvency requirements in the jurisdictions in which we operate that may restrict our ability to access or use the assets of the group and to pay dividends. Further details on these restrictions are included in Notes 15 and 21.
16.B Joint Ventures and Associates
We have interests in various joint ventures and associates that principally operate in India, Malaysia, China, and the Philippines. We also have interests in joint ventures related to certain real estate investments in Canada. Our interests in these joint ventures and associates range from 24.99% to 50.00%. The following table summarizes, in aggregate, the financial information of these joint ventures and associates:

As at or for the years ended December 31,	2021	2020
Carrying amount of interests in joint ventures and associates	$1,652	$1,579
Our share of:
Net income (loss)	122	51
Other comprehensive income (loss)	(14)	(9)
Total comprehensive income (loss)	$108	$42

On October 12, 2021, our India joint venture, Aditya Birla Sun Life AMC Limited (“ABSLAMC”) completed an Initial Public Offering (“IPO”). As a result of the IPO, our ownership interest was reduced by 12.5% and we generated gross proceeds of $430, which included a realized gain of $362 (post-tax $297). After the IPO, we retained ownership of the listed entity of 36.5%. We also reclassified $9 of accumulated OCI to net income as part of this transaction.

In 2021, we increased our investment in our joint ventures and associates by $29 ($1 in 2020), primarily in Canada. During 2021, we received dividends and other proceeds relating to our joint ventures and associates of $382, which includes the net cash proceeds from the ABSLAMC transaction ($29 of dividends in 2020). We also incurred rental expenses of $17 ($17 in 2020) related to leases with our joint ventures and associates, with the remaining future rental payments payable to our joint ventures and associates totaling $182 over 11 years.
16.C Joint Operations
We invest jointly in investment properties and owner-occupied properties which are co-managed under contractual relationships with the other investors. We share in the revenues and expenses generated by these properties in proportion to our investment. The carrying amount of these jointly controlled assets, which is included in Investment properties and in Other Assets for owner-occupied properties, is $2,185 as at
December 31, 2021 ($1,802 as at December 31, 2020). The fair value of these jointly controlled assets is $2,278 as at December 31, 2021 ($1,892 as at December 31, 2020).
16.D Unconsolidated Structured Entities
SLF Inc. and its subsidiaries have interests in various structured entities that are not consolidated by us. A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements. We have an interest in a structured entity when we have a contractual or non-contractual involvement that exposes us to variable returns from the performance of the entity. Our interest includes investments held in securities or units issued by these entities and fees earned from management of the assets within these entities.
Information on our interests in unconsolidated structured entities is as follows:

As at December 31,			2021		2020
Type of structured entity	Type of investment held	Consolidated Statements of Financial Position line item	Carrying amount	Maximum exposure to loss(1)	Carrying amount	Maximum exposure to loss(1)
Securitization entities - third- party managed	Debt securities	Debt securities	$9,057	$9,057	$8,805	$8,805
Securitization entities - third- party managed	Short-term securities	Cash, cash equivalents and short-term securities	$1,084	$1,084	$1,115	$1,115
Investment funds - third-party managed	Investment fund units	Equity securities	$7,411	$7,411	$5,102	$5,102
Investment funds - company managed(2)	Investment fund units and Limited partnership units	Equity securities and Other invested assets	$2,978	$2,978	$2,299	$2,299
Limited partnerships - third- party managed	Limited partnership units	Other invested assets	$2,391	$2,391	$1,842	$1,842

(1)    The maximum exposure to loss is the maximum loss that we could record through comprehensive income as a result of our involvement with these entities.
(2)    Includes investments in funds managed by our joint ventures with a carrying amount of $156 ($155 in 2020).
16.D.i Securitization Entities
Securitization entities are structured entities that are generally financed primarily through the issuance of debt securities that are backed by a pool of assets, such as mortgages or loans.
Third-Party Managed
Our investments in third-party managed securitization entities consist of asset-backed securities, such as commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations ("CDOs"), and commercial paper. These securities are generally large-issue debt securities designed to transform the cash flows from a specific pool of underlying assets into tranches providing various risk exposures for investment purposes. We do not provide financial or other support to these entities other than our original investment and therefore our maximum exposure to loss on these investments is limited to the carrying amount of our investment. We do not have control over these investments since we do not have power to direct the relevant activities of these entities, regardless of the level of our investment.

Company Managed
We provide collateral management services to various securitization entities, primarily CDOs, from which we earn a fee for our services. The financial support provided to these entities is limited to the carrying amount of our investment in these entities. We provide no guarantees or other contingent support to these entities. We have not consolidated these entities since we do not have significant variability from our interests in these entities and we do not have any investment in these entities.
16.D.ii Investment Funds and Limited Partnerships
Investment funds and limited partnerships are investment vehicles that consist of a pool of funds collected from a group of investors for the purpose of investing in assets such as money market instruments, debt securities, equity securities, real estate, and other similar assets. The preceding table includes our investments in all investment funds, including mutual funds, exchange-traded funds, and segregated funds, and our investments in certain limited partnerships. Some of these investment funds and limited partnerships are structured entities. For all investment funds and limited partnerships, our maximum exposure to loss is equivalent to the carrying amount of our investment in the fund or partnership. Investment funds and limited partnerships are generally financed through the issuance of investment fund units or limited partnership units.

Third-Party Managed
We hold units in investment funds and limited partnerships managed by third-party asset managers. Our investments in fund units and limited partnership units generally give us an undivided interest in the investment performance of a portfolio of underlying assets managed or tracked to a specific investment mandate for investment purposes. We do not have control over investment funds or limited partnerships that are structured entities since we do not have power to direct their relevant activities.

Company Managed
We hold units in Company managed investment funds and limited partnerships. We generally have power over Company managed investment funds and limited partnerships that are structured entities since we have power to direct the relevant activities of the funds and limited partnerships. However, we have not consolidated these funds and limited partnerships since we do not have significant variability from our interests in these funds and limited partnerships. We earn management fees from the management of these investment funds and limited partnerships that are commensurate with the services provided and are reported in Fee income. Management fees are generally based on the value of the assets under management. Therefore, the fees earned are impacted by the composition of the assets under management and fluctuations in financial markets. The fee income earned is included in Fund management and other asset based fees in Note 17. We also hold units in investment funds and limited partnerships managed by our joint ventures. Our share of the management fees earned is included as part of the Net income (loss) reported in Note 16.B.
16.E Consolidated Structured Entities
We control and consolidate structured entities related to the CLOs described in more detail in Note 5.A.i. and an investment fund managed by SLC Management that invests primarily in investment properties.